Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 803	¥ 490
Additions	456	413
Disposals	(9)	(39)
Depreciation charge	(49)	(61)	¥ (82)
Closing net book amount	1,201	803	490
Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	1,174	940
Closing net book amount	1,445	1,174	940
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(371)	(450)
Closing net book amount	(244)	(371)	(450)
Servers And Network Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	28	50
Additions	3	4
Disposals	(2)	(6)
Depreciation charge	(11)	(20)
Closing net book amount	18	28	50
Servers And Network Equipment [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	219	335
Closing net book amount	81	219	335
Servers And Network Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(191)	(285)
Closing net book amount	(63)	(191)	(285)
Leasehold improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	24	70
Transfer from construction in progress	4	1
Additions	23	9
Disposals		(32)
Depreciation charge	(21)	(24)
Closing net book amount	30	24	70
Leasehold improvements [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	135	168
Closing net book amount	124	135	168
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(111)	(98)
Closing net book amount	(94)	(111)	(98)
Construction In Progress RMB Million [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	718	341
Transfer from construction in progress	(4)	(1)
Additions	387	378
Closing net book amount	1,101	718	341
Construction In Progress RMB Million [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	718	341
Closing net book amount	1,101	718	341
Office Furniture Equipment And Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	33	29
Additions	43	22
Disposals	(7)	(1)
Depreciation charge	(17)	(17)
Closing net book amount	52	33	29
Office Furniture Equipment And Other [Member] | Gross carrying amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	102	96
Closing net book amount	139	102	96
Office Furniture Equipment And Other [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(69)	(67)
Closing net book amount	¥ (87)	¥ (69)	¥ (67)